Schedule of accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Salary and welfare payable	¥ 2,119	¥ 2,349
Value-added tax payable	296	139
Rental payable	131	826
Others	624	452
Accrued expenses and other current liabilities	¥ 3,170	¥ 3,766